Employee benefits (Tables)	12 Months Ended
Mar. 31, 2021
Parent Company Gratuity plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2021, 2020 and 2019 consist of the following:

	For the Year Ended March 31,
	2021		2020		2019
Current service cost	Rs.	281	Rs.	276	Rs.	265
Interest on defined benefit liability		8		(4)		(2)
Gratuity cost recognized in income statement	Rs.	289	Rs.	272	Rs.	263

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2021		2020
Present value of funded obligations	Rs.	2,628	Rs.	2,349
Fair value of plan assets		(1,997)		(2,160)
Net defined benefit liability recognized	Rs.	631	Rs.	189

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2021		2020
Defined benefit obligations at the beginning of the year	Rs.	2,349	Rs.	2,200
Current service cost		281		276
Interest on defined obligations		140		152
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		153		(96)
Actuarial loss/(gain) due to demographic assumptions		(26)		(48)
Actuarial loss/(gain) due to experience changes		51		59
Benefits paid		(345)		(194)
Liabilities assumed/(transferred) (1)		25		-
Defined benefit obligations at the end of the year	Rs.	2,628	Rs.	2,349

(1)
Liabilities assumed/transferred of Rs.25 is comprised of:

a)	Rs.70 increase in liabilities on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details.
b)	Rs.45 transfer of liabilities on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary .

Disclosure of fair value of plan assets [text block]

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2021		2020
Fair value of plan assets at the beginning of the year	Rs.	2,160	Rs.	2,174
Employer contributions		25		14
Interest on plan assets		132		156
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(1)		10
Benefits paid		(345)		(194)
Assets acquired/(transferred) (1)		26		-
Plan assets at the end of the year	Rs.	1,997	Rs.	2,160

(1)
Assets acquired/transferred of Rs.26 is comprised of:

a)	Rs.70 increase in assets on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details
.

b)	Rs.44 transfer of assets on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary .

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2021
Defined benefit obligation without effect of projected salary growth	Rs.	1,795
Add: Effect of salary growth		833
Defined benefit obligation with projected salary growth		2,628
Defined benefit obligation, using discount rate minus 50 basis points		2,700
Defined benefit obligation, using discount rate plus 50 basis points		2,559
Defined benefit obligation, using salary growth rate plus 50 basis points		2,698
Defined benefit obligation, using salary growth rate minus 50 basis points		2,560

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2021	2020	2019
Discount rate	6.00%	6.65%	7.45%
Rate of compensation increase	8.00%	7.50%	8% per annum for the first year and 9% per annum thereafter

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]
The assumptions used to determine gratuity cost:

	For the Year Ended March 31,
	2021	2020	2019
Discount rate	6.65%	7.45%	7.75%
Rate of compensation increase	7.50%	8% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2021 and 2020, by asset category, was as follows:

	As of March 31,
	2021	2020
Funds managed by insurers	100%	99%
Others	-	1%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as of March 31, 2021 were as follows:

Expected contribution	Amount
During the year ended March 31, 2022 (estimated)	Rs.	317

Expected future benefit payments
March 31, 2022		452
March 31, 2023		390
March 31, 2024		361
March 31, 2025		339
March 31, 2026		308
Thereafter		1,971

Industrias Quimicas Falcon de Mexico Pension plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of net pension cost recognized in the income statement for the years ended March 31, 2021, 2020 and 2019 consist of the following:

	For the Year Ended March 31,
	2021		2020		2019
Current service cost	Rs.	13	Rs.	11	Rs.	13
Interest on defined benefit liability		8		16		15
Total cost recognized in income statement	Rs.	21	Rs.	27	Rs.	28

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2021		2020
Present value of funded obligations	Rs.	307	Rs.	234
Fair value of plan assets		(169)		(128)
Net defined benefit liability recognized	Rs.	138	Rs.	106

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2021		2020
Defined benefit obligations at the beginning of the year	Rs.	234	Rs.	223
Current service cost		13		11
Interest on defined obligations		21		25
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		24		50
Actuarial loss/(gain) due to experience changes		19		(8)
Benefits paid		(32)		(41)
Foreign exchanges differences		28		(26)
Defined benefit obligations at the end of the year	Rs.	307	Rs.	234

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2021		2020
Fair value of plan assets at the beginning of the year	Rs.	128	Rs.	70
Employer contributions		32		113
Interest on plan assets		13		9
Re-measurements due to:
Return on plan assets excluding interest on plan assets		12		(7)
Benefits paid		(32)		(41)
Foreign exchanges differences		16		(16)
Plan assets at the end of the year	Rs.	169	Rs.	128

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2021
Defined benefit obligation without effect of projected salary growth	Rs.	209
Add: Effect of salary growth		98
Defined benefit obligation with projected salary growth		307
Defined benefit obligation, using discount rate minus 50 basis points		321
Defined benefit obligation, using discount rate plus 50 basis points		294
Defined benefit obligation, using salary growth rate plus 50 basis points		321
Defined benefit obligation, using salary growth rate minus 50 basis points		294

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2021	2020	2019
Discount rate	7.75%	8.75%	11.25%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]	The assumptions used to determine defined benefit cost:
	For the Year Ended March 31,
	2021	2020	2019
Discount rate	8.75%	11.25%	9.00%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2021 and 2020, by asset category, was as follows:

	As of March 31,
	2021	2020
Funds managed by insurers	51%	51%
Others	49%	49%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2021 were as follows:

Expected contribution	Amount
During the year ended March 31, 2022 (estimated)	Rs.	36

Expected future benefit payments
March 31, 2022		6
March 31, 2023		6
March 31, 2024		12
March 31, 2025		16
March 31, 2026		21
Thereafter		608